Accounting policies (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%	35.00%	30.00%
Tax member
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Tax member | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	$ 0
Tax member | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	$ 5,000
Tax1 member
IfrsStatementLineItems [Line Items]
Applicable tax rate	30.00%
Amount to be paid	$ 1,250
Tax1 member | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	50,000
Tax2 member
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	$ 50,000
Applicable tax rate	35.00%
Amount to be paid	$ 14,750